Schedule of Target Assets Allocation (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	100.00%
Total	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	54.00%
Total	57.00%	55.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	30.00%
Total	28.00%	31.00%
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	8.00%
Total	7.00%	7.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	8.00%
Total	8.00%	7.00%